Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	1606 Corp.
Entity Central Index Key	0001877461
Document Type	POS AM
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 31, 2025
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-1497346
Entity Address Address Line 1	2425 E. Camelback Rd
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85016
City Area Code	602
Local Phone Number	481-1544